Available-For-Sale Financial Assets (Tables)	12 Months Ended
Mar. 31, 2018
Available-for-sale financial assets [abstract]
Schedule of Available-For-Sale Financial Assets
	As At March 31
	2018	2017
	(in thousands)
Valuable Technologies Limited	$11,097	$11,097
LMB Holdings Limited	16,000	16,800
Valuable Innovations Private Limited	—	1,636
Cloudstream Media Inc	160	80
	$27,257	$29,613